Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life	5 years	5 years
Expected dividend yield	0.00%	0.00%
Weighted average exercise price	$ 1.86	$ 2.15
Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.73%	2.73%
Expected volatility in market price of shares	89.00%	91.00%
Expected forfeiture rate	0.00%	0.00%
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.96%	3.51%
Expected volatility in market price of shares	92.00%	92.00%
Expected forfeiture rate	15.00%	15.00%